EMPLOYEE BENEFIT LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Schedule of Expenses Recognized in Comprehensive Income (Loss)

Expenses recognized in comprehensive income (loss):

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands

Current service cost	$282	$292	$356
Interest expenses, net	24	25	23
Current service cost (income) due to the transfer of real yield from the compensation component to the royalties' component in executive insurance policies before 2004	(1)	3	(7)
Total employee benefit expenses	305	320	372

Actual return on plan assets	$158	$171	$119

Schedule of Expenses Presented in Statement of Comprehensive Income (Loss)

The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands

Cost of revenues	$201	$175	$211
Research and development	62	50	57
Selling and marketing	16	75	73
General and administrative	26	20	31

	$305	$320	$372

Schedule of Plan Liabilities, Net
The plan liabilities, net:

	December 31,
	2019	2018
	U.S. Dollars in thousands

Defined benefit obligation	$5,058	$4,987
Fair value of plan assets	(3,789)	(4,200)
Total liabilities, net	$1,269	$787

Schedule of Changes in Present Value of Defined Benefit Obligation

Changes in the present value of defined benefit obligation

	2019	2018
	U.S. Dollars in thousands

Balance at January 1,	$4,987	$5,907
Interest costs	133	110
Current service cost	282	292
Benefits paid	(1,180)	(645)
Demographic assumptions	40	(29)
Financial assumptions	292	(223)
Past Experience	108	(2)
Currency Exchange	396	(423)
Balance at December 31,	$5,058	$4,987

Schedule of Changes in Fair Value of Plan Assets

	2019	2018
	U.S. Dollars in thousands

Balance at January 1,	$4,200	$4,763
Expected return	108	85
Contributions by employer	179	182
Benefits paid	(1,081)	(564)
Demographic assumptions	(4)	5
Financial assumptions	(2)	(2)
Past Experience	58	82
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004	1	(3)
Currency exchange	330	(348)
Balance at December 31,	$3,789	$4,200

Schedule of Principal Assumptions Underlying Defined Benefit Plan
The principal assumptions underlying the defined benefit plan

	2019	2018	2017
	%

Discount rate of the plan liability	2.79	2.02	2.27
Future salary increases	3.1	3.6	4